Loans portfolio	6 Months Ended
Jun. 30, 2019
Loans portfolio
Loans portfolio

C3.3   Loans portfolio

(a)    Overview of loans portfolio

Loans are principally accounted for at amortised cost, net of impairment except for certain policy loans of the US insurance operations that are held to back liabilities for funds withheld under reinsurance arrangements and are also accounted on a fair value basis.

The analysis of the Group's loan portfolio at 30 June 2019 below excludes those of the Group's UK and Europe operations which are classified as held for distribution. An analysis of the loan portfolio held by the UK and Europe operations at 30 June 2019 is provided in note D2.2. In line with IFRS requirements, the comparatives have not been re-presented for the assets and liabilities classified for held for distribution in the current period.

The amounts included in the statement of financial position are analysed as follows:

	30 Jun 2019 £m				31 Dec 2018 £m
	Mortgage loans	Policy loans	Other loans	Total	Mortgage loans	Policy loans	Other loans	Total
	note (i)	note (ii)			note (i)	note (ii)
Asia
With-profits	—	783	63	846	—	727	65	792
Non-linked shareholder-backed	140	233	15	388	156	226	203	585
US
Non-linked shareholder-backed	7,587	3,686	—	11,273	7,385	3,681	—	11,066
Other operations	—	—	6	6	—	—	—	—
Total continuing operations	7,727	4,702	84	12,513	7,541	4,634	268	12,443
Total discontinued UK and Europe operationsnote (iii)					4,116	3	1,448	5,567
Total loans securities					11,657	4,637	1,716	18,010

Notes

(i)	All mortgage loans are secured by properties.
(ii)

In the US, £2,799 million of policy loans held at 30 June 2019 (31 December 2018: £2,783 million) are backing liabilities for funds withheld under reinsurance arrangements and are accounted for at fair value through profit or loss. All other policy loans are accounted for at amortised cost, less any impairment.

(iii)	The amounts held by the UK and Europe operations were transferred to assets held for distribution at 30 June 2019 (see note D2.2).

(b)    Additional information on US mortgage loans

In the US, mortgage loans are all commercial mortgage loans that are secured by the following property types: industrial, multi-family residential, suburban office, retail or hotel. The average loan size is £14.7 million (31 December 2018: £14.0 million). The portfolio has a current estimated average loan to value of 53 per cent (31 December 2018: 53 per cent).

Jackson had no mortgage loans where the contractual terms of the agreements had been restructured for all periods shown.